Schedule I - Financial Information of Parent Company - Financial Information of Parent Company - Shareholders' Equity (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance as of January 1, 2013.		$ 64,615,364
Exercise of share options by employees		293,654	$ 654,055	$ 30,440
Share-based compensation.		6,056,033	4,698,953	3,035,122
Business combination				13,613,231
Changes in foreign currency translation adjustment		(3,467,043)	(221,277)	1,195,795
Net loss.		22,482,416	(7,167,849)	$ (8,573,128)
Balance as of December 31, 2013		88,038,371	64,615,364
Restricted shares issued		20	14
Business restructure			$ (8,348,818)
Exercise of share options by nonemployees		$ 175,200
Common Stock [Member]
Balance as of January 1, 2013 (in shares)		112,417,933	111,145,633	110,955,383
Exercise of share options by employees (in shares)		435,000	1,164,300	190,250
Exercise of share options by employees		$ 293,654	$ 654,055	$ 25
Balance as of December 31, 2013 (in shares)		118,098,018	112,417,933	111,145,633
Transfer share premium to share capital (Note)	[1]		$ 55,718,184
Restricted shares issued (in shares)		150,085	108,000
Restricted shares issued		$ 20	$ 14
Exercise of share options by nonemployees (in shares)		1,095,000
Exercise of share options by nonemployees		$ 175,200
Additional Paid-in Capital [Member]
Exercise of share options by employees				$ 30,415
Share-based compensation.		5,331,748	4,540,257	2,960,746
Business combination				191,861
Transfer share premium to share capital (Note)	[1]		(55,718,184)
Business restructure			(8,960,733)
AOCI Attributable to Parent [Member]
Changes in foreign currency translation adjustment		(3,467,043)	(221,277)	1,195,795
Parent Company [Member]
Balance as of January 1, 2013.		64,615,364	75,770,897	79,965,182
Exercise of share options by employees		293,654	654,055	30,440
Share-based compensation.		3,812,733	4,132,182	2,539,274
Equity pick up from compensation of a subsidiary		1,519,015	408,075	421,473
Business combination				191,861
Changes in foreign currency translation adjustment		(3,467,043)	(221,277)	1,195,795
Net loss.		22,482,416	(7,167,849)	(8,573,128)
Balance as of December 31, 2013		88,038,371	64,615,364	$ 75,770,897
Transfer share premium to share capital (Note)
Restricted shares issued		20	14
Business restructure			$ (8,960,733)
Issuance of ordinary shares for the plan of stock options and restricted shares		520
Exercise of share options by nonemployees		175,200
Changes of controlling ownership interest		$ (1,393,508)
Parent Company [Member] | Common Stock [Member]
Balance as of January 1, 2013 (in shares)		112,417,933	111,145,633	110,955,383
Balance as of January 1, 2013.		$ 56,386,606	$ 14,353	$ 14,328
Exercise of share options by employees (in shares)		435,000	1,164,300	190,250
Exercise of share options by employees		$ 293,654	$ 654,055	$ 25
Share-based compensation.
Equity pick up from compensation of a subsidiary
Business combination
Changes in foreign currency translation adjustment
Net loss.
Balance as of December 31, 2013 (in shares)		118,098,018	112,417,933	111,145,633
Balance as of December 31, 2013		$ 56,856,000	$ 56,386,606	$ 14,353
Transfer share premium to share capital (Note)			$ 55,718,184
Restricted shares issued (in shares)		150,085	108,000
Restricted shares issued		$ 20	$ 14
Business restructure
Issuance of ordinary shares for the plan of stock options and restricted shares (in shares)		4,000,000
Issuance of ordinary shares for the plan of stock options and restricted shares		$ 520
Exercise of share options by nonemployees (in shares)		1,095,000
Exercise of share options by nonemployees		$ 175,200
Changes of controlling ownership interest
Parent Company [Member] | Additional Paid-in Capital [Member]
Balance as of January 1, 2013.		24,207,606	84,346,266	81,163,243
Exercise of share options by employees				30,415
Share-based compensation.		3,812,733	4,132,182	2,539,274
Equity pick up from compensation of a subsidiary		1,519,015	408,075	421,473
Business combination				191,861
Changes in foreign currency translation adjustment
Net loss.
Balance as of December 31, 2013		28,145,846	24,207,606	84,346,266
Transfer share premium to share capital (Note)			(55,718,184)
Restricted shares issued
Business restructure			(8,960,733)
Issuance of ordinary shares for the plan of stock options and restricted shares
Exercise of share options by nonemployees
Changes of controlling ownership interest		(1,393,508)
Parent Company [Member] | AOCI Attributable to Parent [Member]
Balance as of January 1, 2013.		12,064,338	12,285,615	11,089,820
Exercise of share options by employees
Share-based compensation.
Equity pick up from compensation of a subsidiary
Business combination
Changes in foreign currency translation adjustment		(3,467,043)	(221,277)	1,195,795
Net loss.
Balance as of December 31, 2013		8,597,295	12,064,338	12,285,615
Transfer share premium to share capital (Note)
Restricted shares issued
Business restructure
Issuance of ordinary shares for the plan of stock options and restricted shares
Exercise of share options by nonemployees
Changes of controlling ownership interest
Parent Company [Member] | Retained Earnings [Member]
Balance as of January 1, 2013.		(28,043,186)	(20,875,337)	(12,302,209)
Exercise of share options by employees
Share-based compensation.
Equity pick up from compensation of a subsidiary
Business combination
Changes in foreign currency translation adjustment
Net loss.		22,482,416	(7,167,849)	(8,573,128)
Balance as of December 31, 2013		(5,560,770)	(28,043,186)	$ (20,875,337)
Transfer share premium to share capital (Note)
Restricted shares issued
Business restructure
Issuance of ordinary shares for the plan of stock options and restricted shares
Exercise of share options by nonemployees
Changes of controlling ownership interest

[1]	Under Hong Kong Companies Ordinance (Cap.622), which came into force on March 3, 2014, the concept of authorized share capital no longer exists. In accordance with the said Ordinance, the Company’s shares no longer have a par value. There is no impact on the number of shares in issue or the relevant entitlement of any of the shareholders as a result of this transition. In addition, in accordance with the transitional provisions set out in section 37 of Schedule 11 to the said Ordinance, any amount outstanding to the credit of the share premium has become part of the Company’s share capital.